STI CLASSIC FUNDS
Supplement dated December 12, 2007, to the
Prospectuses dated August 1, 2007 for the
Classic Institutional Cash Management Money Market Fund (Institutional Shares)
Classic Institutional Municipal Cash Reserve Money Market Fund (Institutional Shares)
Classic Institutional U.S. Government Securities Money Market Fund (Institutional Shares)
Classic Institutional U.S. Treasury Securities Money Market Fund (Institutional and Corporate Trust Shares)
Effective immediately a number of changes are taking place in the portfolio management structure of the STI Classic Institutional Money Market Funds. The changes are as follows:

Fund Name	Current Portfolio Managers	New Portfolio Manager Listing
Classic Institutional Cash Management Money Market Fund	Robert Bowman	Michael Sebesta, Dean Speer, Kimberly Maichle, Sonny Surkin, J.P. Yarusinski
Classic Institutional Municipal Cash Reserve Money Market Fund	Greg Hallman, Lee Poage	Michael Sebesta, Greg Hallman, Chris Carter
Classic Institutional U.S. Government Securities Money Market Fund	Dean Speer, Kimberly Maichle, Greg Hallman	Michael Sebesta, Dean Speer, Kimberly Maichle, Sonny Surkin, J.P. Yarusinski
Classic Institutional U.S. Treasury Securities Money Market Fund	Dean Speer, Kimberly Maichle, Greg Hallman	Michael Sebesta, Dean Speer, Kimberly Maichle, Sonny Surkin, J.P. Yarusinski

Mr. Chris Carter, CFA, has served as Vice President of Trusco since July 2003. He has co-managed the Classic Institutional Municipal Cash Reserve Money Market Fund since December 2007. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Assistant Portfolio Manager of Evergreen Investment Management Company from January 2002 to July 2003. He has more than 16 years of investment experience.
Mr. Greg Hallman has served as Vice President of Trusco since February 2006, after serving as Associate since November 1999. He has co-managed the Classic Institutional Municipal Cash Reserve Money Market Fund since August 2007. He has more than 8 years of investment experience.
Ms. Kimberly Maichle, CFA, has served as Director of Trusco since February 2006, after serving as Vice President since July 1995. She has co-managed Classic Institutional Cash Management Money Market Fund since December 2007 and has co-managed the Classic Institutional U.S. Government Securities Money Market Fund since August 2006 and the Classic Institutional U.S. Treasury Securities Money Market Fund since November 2004. She has more than 18 years of investment experience.
Mr. Michael G. Sebesta, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the Classic Institutional Cash Management Money Market Fund since November 2007 and co-managed the Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund since December 2007. He has more than 20 years of investment experience.
Mr. E. Dean Speer, CFA, CPA, has served as Director of Trusco since February 2006, after serving as Vice President since June 2001. He has co-managed the Classic Institutional Cash Management Money Market Fund since December 2007 and has co-managed the Classic Institutional U.S. Government Securities Money Market Fund since August 2006 and the Classic Institutional U.S. Treasury Securities Money Market Fund since January 2005. He has more than 9 years of investment experience.
Mr. Sonny Surkin has served as Director of Trusco since December, 2005, after serving as Vice President and Fixed Income Manager since August 1995. He has co-managed the Classic Institutional Cash Management Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund since December 2007. He has more than 28 years of investment experience.
Mr. J.P. Yarusinski, CFA, has served as Director of Trusco since December, 2007, after serving as Vice President since February 2005. He has co-managed Classic Institutional Cash Management Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund since December 2007. Prior to joining Trusco, Mr. Yarusinski served as Vice President and Portfolio Manager of SouthTrust Bank from November 2002 through February 2005. He has more than 10 years investment experience.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-IMM-1207